Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operation and formation costs	$ 391,686	$ 315,247	$ 1,926,428	$ 1,273,146	$ 1,666,056	$ 2,050,410
Loss from operations	(391,686)	(315,247)	(1,926,428)	(1,273,146)	(1,666,056)	(2,050,410)
Other income:
Interest income – bank	2,078	25,961	2,964	43,744	52,304	1,848
Interest earned on marketable securities held in Trust Account	82,162	468,307	258,756	5,279,395	5,754,715	4,121,971
Interest and penalties on tax obligations		(127,646)		(127,646)	(142,041)
Unrealized loss on marketable securities held in Trust Account						(362,500)
Total other income, net	84,240	366,622	261,720	5,195,493	5,664,978	3,761,319
(Loss) income before provision for income taxes	(307,446)	51,375	(1,664,708)	3,922,347	3,998,922	1,710,909
Provision for income taxes	(27,654)	(96,005)	(57,967)	(1,093,646)	(1,177,463)	(823,991)
Net (loss) income	$ (335,100)	$ (44,630)	$ (1,722,675)	$ 2,828,701	$ 2,821,459	$ 886,918
Series A Common Stock
Other income:
Basic net (loss) income per share (in Dollars per share)					$ 0.15	$ 0.02
Diluted net (loss) income per share (in Dollars per share)					0.15	0.02
Series B Common Stock
Other income:
Basic net (loss) income per share (in Dollars per share)					0.15	0.02
Diluted net (loss) income per share (in Dollars per share)					$ 0.15	$ 0.02
Redeemable Common Stock
Other income:
Weighted average shares outstanding, basic (in Shares)					11,257,894	28,438,356
Weighted average shares outstanding, diluted (in Shares)					11,257,894	28,438,356
Redeemable Common Stock | Series A Common Stock
Other income:
Weighted average shares outstanding, basic (in Shares)	650,940	10,935,691	661,867	18,477,615
Weighted average shares outstanding, diluted (in Shares)	650,940	10,935,691	661,867	18,477,615
Basic net (loss) income per share (in Dollars per share)	$ (0.04)	$ 0	$ (0.21)	$ 0.13
Diluted net (loss) income per share (in Dollars per share)	$ (0.04)	$ 0	$ (0.21)	$ 0.13
Non Redeemable Common Stock | Series A and Series B Common Stock
Other income:
Weighted average shares outstanding, basic (in Shares)	7,500,000	1	7,500,000	2,967,034	7,500,000	7,500,000
Weighted average shares outstanding, diluted (in Shares)	7,500,000	1	7,500,000	2,967,034	7,500,000	7,500,000
Basic net (loss) income per share (in Dollars per share)	$ (0.04)		$ (0.21)	$ 0.13
Diluted net (loss) income per share (in Dollars per share)	$ (0.04)		$ (0.21)	$ 0.13